Income Taxes (tables)	12 Months Ended
Dec. 31, 2013
Income Taxes disclosure
Composition of income tax expense (benefit) included in consolidated statement of income and common shareholders' equity [Table Text Block]

(for the year ended December 31, in millions)	2013	2012	2011
Composition of income tax expense (benefit) included in the consolidated statement of income
Current expense (benefit):
Federal	$1,059	$406	$(176)
Foreign	30	45	34
State	6	3	3

Total current tax expense (benefit)	1,095	454	(139)

Deferred expense:
Federal	167	223	63
Foreign	10	16	2

Total deferred tax expense	177	239	65

Total income tax expense (benefit) included in the consolidated statement of income	1,272	693	(74)
Composition of income tax included in shareholders' equity
Expense (benefit) relating to stock-based compensation, and the expense (benefit) related to the changes in unrealized gain on investments, unrealized loss on foreign exchange and other comprehensive income	(822)	57	399

Total income tax expense included in the consolidated financial statements	$450	$750	$325

Effective tax rate [Table Text Block]
(for the year ended December 31, in millions)	2013	2012	2011
Income before income taxes
U.S	$4,804	$2,955	$1,175
Foreign	141	211	177

Total income before income taxes	4,945	3,166	1,352
Effective tax rate
Statutory tax rate	35%	35%	35%

Expected federal income tax expense	1,731	1,108	473
Tax effect of:
Nontaxable investment income	(409)	(427)	(449)
Resolution of prior year tax matters	(63)	—	(104)
Other, net	13	12	6

Total income tax expense (benefit)	$1,272	$693	$(74)

Effective tax rate	26%	22%	(5)%

Deferred tax assets and liabilities [Table Text Block]

(at December 31, in millions)	2013	2012
Deferred tax assets
Claims and claim adjustment expense reserves	$825	$888
Unearned premium reserves	693	689
Other	621	741

Total gross deferred tax assets	2,139	2,318

Deferred tax liabilities
Deferred acquisition costs	554	590
Investments	931	1,800
Internally developed software	138	134
Other	213	132

Total gross deferred tax liabilities	1,836	2,656

Total deferred tax asset (liability)	$303	$(338)

Net operating loss amounts by jurisdiction and year of expiration [Table Text Block]

(in millions)	Amount	Year of expiration
United States	$26	2018
Canada	100	2028 - 2033
United Kingdom	123	None

Reconciliation of unrecognized tax benefits [Table Text Block]

(in millions)	2013	2012
Balance at January 1	$24	$37
Additions for tax positions of prior years	—	2
Reductions for tax positions of prior years	(3)	(15)
Additions based on tax positions related to current year	—	—

Balance at December 31	$21	$24